PACIFIC HORIZON FUNDS, INC.
                   (the "Company")

             Supplement dated January 15, 1999
             to Prospectus dated July 1, 1998


On January 14, 1999, the Board of Directors of the Company approved the proposed reorganization of the Company with Nations Fund Trust, Nations Fund, Inc. and Nations Institutional Reserves (collectively, "Nations Funds"), three investment companies that are part of the Nations Funds family of mutual funds. The proposed reorganization will be submitted to a vote of the shareholders of the Company on or about April 12, 1999. If the reorganization is approved by shareholders, and certain other conditions are satisfied, the assets and liabilities of each of the Company's portfolios will be transferred to similar portfolios in the Nations Funds family, and the shareholders of the Company's portfolios will become shareholders of Nations Funds. A combined proxy statement and prospectus with respect to the proposed reorganization will be mailed to shareholders in advance of the meeting. If the reorganization is approved by shareholders, it is expected that the reorganization will occur in mid-May 1999.

It is proposed that each portfolio of the Company would reorganize into the corresponding Nations Funds portfolio indicated below:

PACIFIC HORIZON FUND           CORRESPONDING NATIONS FUND
Prime Fund                     Cash Reserves
Treasury Fund                  Treasury Reserves
Government Fund                Government Reserves
Treasury Only Fund             Government Reserves
Tax-Exempt Money Fund          Municipal Reserves
California Tax-Exempt
   Money Market Fund           California Tax Exempt Reserves
Aggressive Growth Fund         Small Company Growth Fund
Asset Allocation Fund          Asset Allocation Fund
Capital Income Fund            Capital Income Fund
International Equity Fund      International Equity Fund
Blue Chip Fund                 Blue Chip Fund
Flexible Income Fund           Diversified Income Fund
Intermediate Bond Fund         Intermediate Bond Fund
U.S. Government Securities
   Fund                        Government Securities Fund
National Municipal Bond Fund   Municipal Income Fund
Short-Term Government Fund     Short-Intermediate Government Fund
California Municipal Bond Fund California Municipal Bond Fund